Intangible Assets, Net (Details) - Schedule of estimated future amortization expense for intangible assets - Amortization Expense [Member]	Sep. 30, 2022 USD ($)
Intangible Assets, Net (Details) - Schedule of estimated future amortization expense for intangible assets [Line Items]
2023	$ 5,055
2024	5,055
2025	5,055
2026	5,055
2027	5,055
Thereafter	132,176
Total	$ 157,451